CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Shares issued	198,046,241	524,543,160
Amount converted principal	$ 772,798	$ 166,856
Amount converted interest	56,000	21,603
Conversion expense	2,250	7,200
Adjustment to fair value		195,380
Amount converted total	$ 831,047	$ 391,039
Conversion price per share	$ 0.00417	$ 0.00037
First Fire Global Opportunities Fund Llc
Shares issued		49,000,000
Amount converted principal		$ 14,725
Amount converted interest		0
Conversion expense		1,200
Adjustment to fair value		18,375
Amount converted total		$ 34,300
Conversion price per share		$ 0.0003
Auctus Funds
Shares issued		414,144,160
Amount converted principal		$ 74,928
Amount converted interest		3,603
Conversion expense		4,500
Adjustment to fair value		177,005
Amount converted total		$ 260,036
Conversion price per share		$ 0.0002
Labrys [Member]
Shares issued	198,046,241	61,399,000
Amount converted principal	$ 772,798	$ 77,203
Amount converted interest	56,000	18,000
Conversion expense	2,250	1,500
Adjustment to fair value		0
Amount converted total	$ 831,047	$ 97,603
Conversion price per share	$ 0.00417	$ 0.0016